Provisions - Summary of Changes in Provisions (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Disclosure Of Noncurrent Provisions [Line Items]
At December 31, 2025	$ 17,363
At June 30, 2026	12,604
Restructuring
Disclosure Of Noncurrent Provisions [Line Items]
At December 31, 2025	20,060
Additional provisions recognized	1,543
Unwinding of discount effect	181
Reversal of non-utilized amounts	(35)
Amounts used during the year	(9,182)
Exchange differences	37
At June 30, 2026	12,604
Current, Restructuring	$ 12,604